Preferred Stock (Details Narrative) - USD ($)						1 Months Ended			3 Months Ended				6 Months Ended	9 Months Ended	10 Months Ended	12 Months Ended
	Jul. 07, 2022	Jan. 01, 2022	Dec. 01, 2021	Mar. 24, 2021	Mar. 01, 2021	Dec. 31, 2021	Sep. 30, 2021	Jun. 30, 2021	Mar. 31, 2023	Mar. 31, 2022	Oct. 31, 2021	Mar. 31, 2021	Jun. 30, 2022	Sep. 30, 2022	Dec. 31, 2021	Dec. 31, 2022	Dec. 31, 2021	Mar. 29, 2022
Class of Stock [Line Items]
Shares issued price per share		$ 2.75				$ 0.50									$ 0.50		$ 0.50
Shares granted																	7,300,000
Conversion of stock shares converted	185,167								3,149,280							3,108,240
Conversion of stock shares issued									15,607,371							14,635,257
Conversion of preferred stock to common stock										$ 239						$ 348	$ 145
Proceeds from issuance											$ 3,925,050
Warrants to acquire preferred stock						350,000					2,933,340				350,000		350,000
Warrant exercise price		$ 2.75									$ 1.50
Stock issued during period value new issues																$ 100,000
Remaining Exercise Price (in years)		5 years	5 years								5 years
16 Warrant [Member]
Class of Stock [Line Items]
Warrant exercise price																		$ 1.50
Common Stock [Member]
Class of Stock [Line Items]
Warrant exercise price				$ 1.00														1.50
Conversion of secured convertible debenture to Common stock, shares										36,000						36,000
Issuance of common stock for investment, shares																169,205
Stock issued during period value new issues																$ 17
Remaining Exercise Price (in years)				5 years
Warrant [Member]
Class of Stock [Line Items]
Warrants to acquire preferred stock						1,750,936									1,750,936		1,750,936
Warrant exercise price		$ 2.50			$ 0.50	$ 2.75									$ 2.75	$ 0.175	$ 2.75
Remaining Exercise Price (in years)		5 years			5 years	5 years										1 year 10 months 24 days
Scott D Kaufman [Member]
Class of Stock [Line Items]
Issuance of common stock for investment, shares					8,300
Stock issued during period value new issues					$ 83,332
Mr. Maatta [Member]
Class of Stock [Line Items]
Issuance of common stock for investment, shares					8,500
Series A Preferred Stock [Member]
Class of Stock [Line Items]
Number of votes per share									2,000							2,000
Issued and outstanding percentage									12.00%							12.00%
Shares issued price per share									$ 10.00							$ 10.00
Conversion price									$ 0.175							$ 0.175
Shares granted		7,722
Stock issued during period value share based compensation		$ 77,216
Conversion of stock shares converted									0							23,423	8,750
Conversion of stock shares issued									273,129							256,117
Conversion of preferred stock to common stock									$ 2,731,290							$ 2,567,170
Warrant exercise price											$ 0.175
Series A Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock shares issued																1,338,456	500,000
Series A Preferred Stock [Member] | Scott D Kaufman [Member]
Class of Stock [Line Items]
Stock issued during period value share based compensation							$ 62,490	$ 62,490		$ 34,090			$ 53,610	$ 9,020			$ 62,500
Shares issued, shares, share-based payment arrangement, after forfeiture							6,249	6,249		3,409			5,361	902			6,250
Series A Preferred Stock [Member] | Paul L. Kessler [Member]
Class of Stock [Line Items]
Stock issued during period value share based compensation									$ 37,920	$ 49,410			$ 49,410	$ 29,580		$ 37,920	$ 6,730
Shares issued, shares, share-based payment arrangement, after forfeiture									3,792	4,941			4,941	2,958		3,792	673
Series A Preferred Stock [Member] | John D Maatta [Member]
Class of Stock [Line Items]
Stock issued during period value share based compensation														$ 83,333		$ 50,000
Shares issued, shares, share-based payment arrangement, after forfeiture														8,333		5,000
Series A Preferred Stock [Member] | MrSheikh [Member]
Class of Stock [Line Items]
Stock issued during period value share based compensation									$ 41,100					$ 34,260		$ 41,100
Shares issued, shares, share-based payment arrangement, after forfeiture									4,110					3,426		4,110
Stock issued during period value share based compensation																$ 41,110
Series A Preferred Stock [Member] | Alan Urban [Member]
Class of Stock [Line Items]
Stock issued during period value share based compensation																$ 6,850
Shares issued, shares, share-based payment arrangement, after forfeiture																685
Series A Preferred Stock [Member] | Mr. Maatta [Member]
Class of Stock [Line Items]
Stock issued during period value share based compensation																$ 50,000
Shares issued, shares, share-based payment arrangement, after forfeiture									5,000							5,000
Stock issued during period value new issues					$ 85,546
Series A Preferred Stock [Member] | Mr Urban [Member]
Class of Stock [Line Items]
Stock issued during period value share based compensation									$ 41,100
Shares issued, shares, share-based payment arrangement, after forfeiture									4,110
Series A Preferred Stock [Member] | Mr Kessler [Member]
Class of Stock [Line Items]
Issuance of common stock for investment, shares					22,500
Stock issued during period value new issues					$ 225,000
Series A certificate of Designation [Member]
Class of Stock [Line Items]
Conversion price									$ 0.25							$ 0.25
Series B Preferred Stock [Member]
Class of Stock [Line Items]
Issued and outstanding percentage									5.00%							5.00%
Conversion price									$ 0.50					$ 0.50		$ 0.50
Conversion of stock shares converted									0						5,000	2,472	1,280
Conversion of stock shares issued									1,458							1,439
Conversion of preferred stock to common stock												$ 10,800,000				$ 10,800,000
Debt instrument face amount									$ 1,080							$ 1,080
Debt interest rate									51.00%							51.00%
Proceeds from issuance															$ 4,378,995
Debt conversion converted instrument amount															$ 1,080
Warrants to acquire preferred stock						5,000									5,000		5,000
Warrant exercise price				$ 1.5278		$ 1,000								0.50	$ 1,000		$ 1,000
Conversion of stock shares converted									$ 1,574,640							$ 1,554,120
Remaining Exercise Price (in years)				5 years
Series B Preferred Stock [Member] | Common Stock [Member]
Class of Stock [Line Items]
Conversion of stock shares issued																1,962,448	948,646
Series B Preferred Stock [Member] | Junior Securities [Member]
Class of Stock [Line Items]
Beneficial ownership									9.99%							9.99%
Series B Preferred Stock [Member] | Minimum [Member]
Class of Stock [Line Items]
Conversion price									$ 1.00							$ 1.00
Series B Preferred Stock [Member] | Maximum [Member]
Class of Stock [Line Items]
Conversion price									1.50							$ 1.50
Series B Preferred Stock One [Member]
Class of Stock [Line Items]
Expiration date															Mar. 26, 2023
Series B Preferred Stock Two [Member]
Class of Stock [Line Items]
Warrant exercise price						1,000									$ 1,000		$ 1,000
Expiration date															Mar. 26, 2024
Series C Preferred Stock [Member]
Class of Stock [Line Items]
Conversion price						$ 0.50			$ 0.50					0.50	$ 0.50		$ 0.50
Conversion of stock shares converted						7,880			7,630							7,630
Conversion of stock shares issued									16,953,860							16,953,860
Conversion of preferred stock to common stock									$ 8,476,930							$ 8,476,930
Proceeds from issuance						$ 7,733,601
Debt conversion converted instrument amount																	$ 1,111
Warrant exercise price		$ 1.50				$ 2.50								$ 0.50	$ 2.50		$ 2.50	$ 1.50
Convertible Preferred stock terms of conversion									The Series C Preferred Stock ranks junior to the Series B Preferred Stock as to rights upon a liquidation, dissolution or winding up of the Company. The Series C Preferred Stock is convertible, at the option of the holder thereof, into such number of fully paid and nonassessable shares of Common Stock as is determined by dividing the Stated Value, currently $1,111, by the Series C Conversion Price, subject to further adjustment in the event that the Company, subject to certain exemptions, disposes of or issues any Common Stock or securities convertible into, exercisable, or exchangeable for Common Stock for no consideration or for consideration less than the applicable Series C Conversion Price in effect immediately prior to such issuance. We are entitled to redeem some or all of the outstanding shares of Series C Preferred Stock for cash in an amount equal to the Optional Redemption Amount (as defined in the Certificate of Designation). The Series C Preferred Stock is entitled to certain protective provisions and, without the written consent of at least 50.1% in Stated Value of the outstanding shares of the Series C Preferred Stock, we may not (or permit any of our subsidiaries to) enter into, create, incur, assume, guarantee or suffer to exist any indebtedness, other than Permitted Indebtedness (as defined in the Certificate of Designation). Shares of common stock issuable upon the conversion of Series C Preferred Stock are subject to a 4.99% beneficial ownership limitation, which may increase to 9.99% upon notice to the Company							The Series C preferred stock is convertible, at the option of the holder thereof, into such number of fully paid and nonassessable shares of common stock as is determined by dividing the Stated Value, currently $1,111, by the Series C Conversion Price, subject to further adjustment in the event that the Company, subject to certain exemptions, disposes of or issues any common stock or securities convertible into, exercisable, or exchangeable for Common Stock for no consideration or for consideration less than the applicable Series C Conversion Price in effect immediately prior to such issuance. We are entitled to redeem some or all of the outstanding shares of Series C preferred stock for cash in an amount equal to the Optional Redemption Amount (as defined in the Certificate of Designation). The Series C preferred stock is entitled to certain protective provisions and, without the written consent of at least 50.1% in Stated Value of the outstanding shares of the Series C preferred stock, we may not (or permit any of our subsidiaries to) enter into, create, incur, assume, guarantee or suffer to exist any indebtedness, other than Permitted Indebtedness (as defined in the Certificate of Designation). Shares of common stock issuable upon the conversion of Series C preferred stock are subject to a 4.99% beneficial ownership limitation, which may increase to 9.99% upon notice to the Company
Conversion of secured convertible debenture to Common stock, shares	250
Remaining Exercise Price (in years)		5 years				5 years
Series C Preferred Stock One [Member]
Class of Stock [Line Items]
Warrants to acquire preferred stock						1,750,936									1,750,936		1,750,936
Warrant exercise price						$ 2.50									$ 2.50		$ 2.50
Remaining Exercise Price (in years)						5 years